BORROWINGS - Components (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-term borrowings:
Bank loans	$ 4,268,154	$ 4,868,956
Current portion of long-term borrowings	711,359	12,923,599
Total current borrowings	4,979,513	17,792,555
Long-term borrowings:
Bank loans	1,138,174	417,339
Total non-current borrowings	1,138,174	417,339
Total borrowings	$ 6,117,687	$ 18,209,894